Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 05, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.14%	13.35%	17.66%
NASDAQ Internet Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Internet Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.35%	3.97%	13.55%
Bloomberg U.S. 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 2000 Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.82%	3.88%	10.03%
Bloomberg Microcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Microcap Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.73%	3.39%	8.41%
Bloomberg U.S. 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 2000 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.06%	6.65%	10.00%
Jacob Internet Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.12%	(4.49%)	11.83%
Jacob Internet Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.21%	(4.78%)	10.29%
Jacob Internet Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.95%	(3.34%)	9.43%
Jacob Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		41.65%	(1.35%)	9.67%
Jacob Small Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		41.65%	(2.13%)	8.59%
Jacob Small Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		24.66%	(1.04%)	7.70%
Jacob Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		42.02%	(1.07%)	9.98%
Jacob Discovery Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		32.28%	0.20%	12.24%
Jacob Discovery Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		32.15%	0.06%	11.95%
Jacob Discovery Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.20%	0.14%	10.21%
Jacob Discovery Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		32.71%	0.49%	12.54%